LOANS, FINANCING AND DEBENTURES - Maturity Schedule (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	R$ 59,106,522
2023
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	7,524,770
2024
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	13,863,268
2025
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	4,803,839
2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	4,783,522
2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	2,467,857
2028 to 2042
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	R$ 25,663,266